CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (490,549)	$ (279,310)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on Sale of assets		(500)
Depreciation	8,979	7,095
Stock-based compensation to employees	28,690	24,162
Debt Forgiveness	(109,914)
Changes in operating assets and liabilities:
Accounts receivable	1,624	59,435
Deposits		1,605
Inventory	(119,092)	(45,473)
Prepaid expenses and other current assets	26,230	346
Right to Use Lease Asset	(163,416)	25,497
Accounts Payable	251,314	163,761
Advances from Clients	(25,396)	(60,643)
Accrued and other current liabilities	87,124	10,501
Operating Lease Liability	163,416	(25,947)
Net Cash used in Operating Activities	(340,990)	(119,471)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(360,015)	(2,269)
Proceeds from sales of property and equipment		2,500
Acquisition of Assets	(1,100,000)
Intangible assets	(4,022)
Net Cash Provided by (Used in) Investing Activities	(1,464,037)	231
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PPP loan	130,186
Proceeds from sale of common stock	1,083,542	69,503
Net Cash Provided by Financing Activities	1,213,728	69,503
NET DECREASE IN CASH	(591,299)	(49,737)
CASH AT BEGINNING OF PERIOD	1,723,132	945,181
CASH AT END OF PERIOD	1,131,833	895,444
Cash paid for income taxes
Cash paid for interest
Stock issued for receivables		25,472
Stock issued for acquisition of assets	690,000
Note Payable issued for acquisition of assets	$ 1,100,000